Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Net Debt to Equity Ratio
The net
debt-to-equity
ratio for the reporting fiscal years is as follows:

	2021	2020
Debt (i)	2,511,145	9,721,910
Cash and current investment	5,271,049	6,604,524

Net debt	(2,759,904)	3,117,386
Shareholders’ Equity (ii)	72,510,087	68,513,344

Net debt-to-equity ratio and shareholders’ equity	(0.04)	0.05

(i) Debt is defined as long and short-term borrowings (Note 25).
(ii) Shareholders’ equity includes all the Group’s reserves and capital stock, which are managed as capital stock.

Summary of Financial Instruments
33.2 Categories of financial instruments

	2021	2020
Financial Assets
At amortized cost:
Cash and banks	330,732	402,449
Investments	3,725,272	2,629,747
Accounts receivable and other receivables	4,786,822	5,939,907
At fair value through profit or loss:
Investments	1,215,045	3,572,328

	2021	2020
Financial Liabilities
Amortized cost	16,492,683	25,750,301

Summary of Monetary Assets and Liabilities Denominated in Foreign Currency
The carrying amounts of monetary assets and liabilities denominated in foreign currency at the end of the fiscal years ended December 31, 2021 and 2020 are as follows:

	2021	2020
Liabilities:
United States Dollars	4,178,698	9,610,352
Euros	121,653	2,470,036
Reales	47	62

	2021	2020
Assets:
United States Dollars	1,120,861	1,764,349
Euros	18,040	30,373
Reales	—	6

Disclosure of Foreign Currency Sensitivity Analysis

	US Dollar effect	Euro effect
Loss for the year	764,459	25,903
Decrease in of shareholders’ equity	764,459	25,903

Summary of Interest Rate Risk Management

	2021	2020
Financial Assets:
Investments held to maturity (1)	3,725,272	2,629,747
Investments at fair value through profit or loss (2)	1,215,045	3,572,328
Financial Liabilities:
Amortized cost (3)	2,511,145	9,721,910

(1)	Fixed-term deposits at fixed rates.
(2)	Short-term investments at floating rates.
(3)	Related to borrowings, as detailed in Note 25.

Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods	The contractual maturity is based on the earliest date on which the Group may be required to pay.

Borrowings	Weighted average effective interest rate %	Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 6 years	Total
As of December 31, 2021	15.9%	1,664,505	164,045	334,457	419,854	—	2,582,861
As of December 31, 2020	42.5%	127,728	462,322	6,624,933	2,983,545	—	10,198,528

Leases	Weighted average effective interest rate %		Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 6 years	More than 6 years	Total
As of December 31, 2021	(	*)	8,816	17,296	58,530	184,581	131,974	—	401,197
As of December 31, 2020	(	*)	20,179	40,169	163,874	290,543	406,816	180,807	1,102,389

Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis
Some of the Group’s financial assets and liabilities are measured at fair value at the end of this reporting period. The following table provides information on how the fair values of these financial assets and liabilities are measured (particularly, valuation techniques and inputs used).

	Fair value at:		Hierarchy level
Financial assets / (financial liabilities)	2021	2020
Assets:
Mutual Funds	1,215,045	3,572,328	Level 1